Taxes (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Major Components of Income Tax Expense

	2021		2020		2019
Current tax expense	Ps.	13,657	Ps.	18,690	Ps.	11,652
Deferred tax expense (benefit):
Origination and reversal of temporary differences		2,115		(5,824)		127
Utilization (recognition) of tax losses, net		(1,498)		1,994		(1,201)
Change in the statutory rate		4		(41)		(102)
Total deferred tax expense (benefit)		621		(3,871)		(1,176)
Total income taxes	Ps.	14,278	Ps.	14,819	Ps.	10,476

Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2021		2020		2019
Unrealized gain (loss) on cash flow hedges	Ps.	992	Ps.	871	Ps.	(391)
Exchange differences on translation of foreign operations		(1,730)		4,758		(1,667)
Remeasurements of the net defined benefit liability		127		(208)		(371)
Share of the other comprehensive income of equity method accounted investees (1)		1,506		(2,597)		288
Total income tax expense (benefit) recognized in OCI	Ps.	895	Ps.	2,824	Ps.	(2,141)
(1)	Deferred income taxes related to CTA, MTM of derivative financial instruments and employee benefits for equity method accounted investees which as of December 31, 2021 amounted to Ps. 1,240, Ps. 14, and Ps. 252, respectively.

Reconciliation Between Statutory and Actual Tax Rate

	2021	2020	2019

Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(4.8)%	(5.0)%	(2.5)%
Annual inflation tax adjustment	7.7%	3.0%	0.2%
Difference between statutory income tax rates	0.2%	1.0%	0.9%
Non-deductible expenses	2.1%	3.8%	4.5%
Taxable (non-taxable) income	2.3%	2.9%	(1.0)%
Others	0.1%	(1.9)%	(0.7)%
Impairments (1)	—%	4.6%	0.9%
Adjustments for previous tax years (2)	—%	30.3%	—%
Income Tax credits (3)	(1.5)%	(8.3)%	—%
Tax loss (4)	(1.4)%	16.3%	0.1%
Consolidated Effective income tax rate (5)	34.7%	76.7%	32.4%
(1)Includes the impairments of Specialty's and Estrella Azul in 2020 explained in Note 13 and 10, respectively.
(2)Related to an agreement with the Mexican tax authority in 2020, to resolve interpretative differences over foreign (non-Mexican) dividends received before 2020.
(3)Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2021 and 2020.
(4)During 2020, Coca-Cola FEMSA recognized an amount of Ps. 2,349 in the deferred tax asset based on the probability of the expected timing of reversal of tax losses in Mexico.
(5)The extraordinary effects in 2020 increased the tax rate by 42.9%.

Deferred Tax Assets and Liabilities

	Consolidated Statement				Consolidated Statement
	of Financial Position as of				of Income
	December 31, 2021		December 31, 2020		2021		2020			2019
Allowance for doubtful accounts	Ps.	(35)	Ps.	(501)	Ps.	(3)	Ps.	(25)	Ps.	(43)
Inventories		206		(757)		(17)		60		(6)
Other current assets		144		122		47		(163)		182
Property, plant and equipment, net		(6,495)		(4,999)		(1,081)		(708)		(320)
Right of use Assets from leases		(1,218)		(802)		(482)		(509)		(381)
Investments in equity method accounted investees		(7,533)		(9,321)		(22)		(15)		7
Other assets		192		(681)		(2)		(729)		59
Finite useful lived intangible assets		297		(181)		498		129		(345)
Indefinite lived intangible assets		3,038		2,762		36		(261)		360
Post-employment and other long-term employee benefits		(1,746)		(1,886)		(258)		(175)		(2)
Derivative financial instruments		1,622		674		738		111		(2)
Temporary non-deductible provision		(3,443)		(3,772)		1,280		(1,751)		(438)
Employee profit sharing payable		(759)		(371)		(393)		64		8
Tax loss carryforwards		(9,047)		(8,422)		(1,498)		1,994		(1,201)
Tax credits to recover (1)		(1,394)		(2,595)		1,200		(1,629)		(122)
Exchange differences on translation of foreign operations in OCI		8,170		7,679		—		—		—
Other liabilities		(2,668)		736		(4)		(440)		(3)
Finance leases		(220)		(247)		53		(24)		(196)
Liabilities of amortization of goodwill of business acquisition		6,198		6,552		86		—		860
Deferred tax income					Ps.	178	Ps.	(4,071)	Ps.	(1,583)
Deferred tax income net recorded in share of the profit of equity method accounted investees						443		200		407
Deferred tax income, net					Ps.	621	Ps.	(3,871)	Ps.	(1,176)
Deferred income taxes, net		(14,691)		(16,010)
Deferred tax asset		(20,733)		(22,043)
Deferred tax liability	Ps.	6,042	Ps.	6,033
(1)	Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law.

Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2021		2020
Unrealized gain on derivative financial instruments	Ps.	1,796	Ps.	795
Remeasurements of the net defined benefit liability		(637)		(762)
Exchange differences on translation of foreign operations		7,520		9,250
Gain on hedge of net investments in foreign operations		181		31
Share of other comprehensive income of associated companies and joint ventures		(4,237)		(5,743)
Total deferred tax loss related to AOCI	Ps.	4,623	Ps.	3,571

Schedule of Changes in Net Deferred Income Tax Asset

	2021		2020		2019
Balance at the beginning of the period	Ps.	(16,010)	Ps.	(13,575)	Ps.	(10,657)
Deferred tax provision for the period		622		(3,871)		(1,176)
Deferred tax income net recorded in share of the profit of equity method accounted investees		277		(404)		(406)
Acquisition of subsidiaries		—		1		(382)
Effects in equity:
Unrealized (gain) on cash flow hedges		1,006		865		(391)
Exchange differences on translation of foreign operations		(491)		2,215		(2,121)
Remeasurements of the net defined benefit liability		380		(256)		(204)
Retained earnings of equity method accounted investees		32		(33)		384
Restatement effect of the period and beginning balances associated with hyperinflationary economies		(507)		(953)		1,378
Balance at the end of the period	Ps.	(14,691)	Ps.	(16,010)	Ps.	(13,575)

Schedule of Tax Loss Carryforwards

	Tax Loss
Year	Carryforwards
2022	Ps.	—
2023		270
2024		224
2025		1,450
2026		5,639
2027		224
2028		794
2029		476
2030		366
2031 and thereafter		3,715
No expiration (Brazil and Colombia)		16,882
	Ps.	30,040

Summary of Changes in the Balance of Tax Loss Carryforwards

	2021		2020
Balance at beginning of the period	Ps.	26,618	Ps.	32,536
Derecognized		33		(8,521)
Additions		8,306		7,538
Usage of tax losses		(5,602)		(2,444)
Translation effect of beginning balances		685		(2,491)
Balance at end of the period	Ps.	30,040	Ps.	26,618